Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Convertible Securities Fund

Funds of Fidelity Advisor Series I and Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Ms. Persaud as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,732	$ 175	$ 104
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,304	none	none

* Includes Fidelity Advisor Dividend Growth Fund ($1,010 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of Fidelity Advisor Dividend Growth Fund beneficially owned by Ms. Persaud was $100,001 - $500,000.

ACOM11B-14-01  March 13, 2014
1.739097.151